                               ING PARTNERS, INC.

                          ING Solution Income Portfolio
                           ING Solution 2015 Portfolio
                           ING Solution 2025 Portfolio
                           ING Solution 2035 Portfolio
                           ING Solution 2045 Portfolio

                        Supplement Dated February 1, 2006
                     To the Initial Class Prospectus and the
                   Adviser Class and Service Class Prospectus
                            Each Dated April 29, 2005
                           And the Class T Prospectus
                              Dated August 15, 2005

Effective immediately, the following changes are made to the Prospectuses:

ALL ING SOLUTION PORTFOLIOS

1. Footnote (2) to the table in the section entitled "DESCRIPTION OF THE SOLUTION PORTFOLIOS - Solution Portfolios at a Glance" on page 3 of each Prospectus is deleted and replaced with the following:

          (2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. Please see the more detailed description that follows for each Portfolio for information on the approximate target allocations in the absence of board approval.

2. The table (including footnote (1)) and second paragraph of the section entitled "I Class Shares - Net Expense Ratios - (including Direct and Indirect Operating Expenses)" on page 11 of the Initial Class Prospectus are deleted and replaced with the following:

                                  WITHOUT THE INSURANCE COMPANY FIXED       WITH THE INSURANCE COMPANY FIXED
                                              CONTRACTS                               CONTRACTS (1)
                                --------------------------------------   --------------------------------------
                                  TOTAL                         NET        TOTAL                         NET
                                OPERATING     WAIVERS AND    OPERATING   OPERATING     WAIVERS AND    OPERATING
          PORTFOLIO              EXPENSES   REIMBURSEMENTS    EXPENSE     EXPENSES   REIMBURSEMENTS    EXPENSE
          ---------             ---------   --------------   ---------   ---------   --------------   ---------
ING Solution Income Portfolio     0.64%            --          0.64%       0.57%            --          0.57%
ING Solution 2015 Portfolio       0.73%          0.01%         0.72%       0.68%          0.01%         0.67%
ING Solution 2025 Portfolio       0.82%          0.02%         0.80%       0.79%          0.02%         0.77%
ING Solution 2035 Portfolio       0.87%          0.02%         0.85%       0.87%          0.02%         0.85%
ING Solution 2045 Portfolio       0.89%          0.02%         0.87%       0.89%          0.02%         0.87%

These expense ratios are estimates based on the target allocations (as of September 30, 2005) among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based upon the expense ratio of, and the underlying allocation to, the Underlying Funds.

----------
(1) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

3. The table (including footnote (1)) and second paragraph of the section entitled "S Class Shares - Net Expense Ratios - (including Direct and Indirect Operating Expenses)" on page 11 of the Adviser Class and Service Class Prospectus are deleted and replaced with the following:


                                  WITHOUT THE INSURANCE COMPANY FIXED       WITH THE INSURANCE COMPANY FIXED
                                              CONTRACTS                               CONTRACTS (1)
                                --------------------------------------   --------------------------------------
                                  TOTAL                         NET        TOTAL                         NET
                                OPERATING     WAIVERS AND    OPERATING   OPERATING     WAIVERS AND    OPERATING
          PORTFOLIO              EXPENSES   REIMBURSEMENTS    EXPENSE     EXPENSES   REIMBURSEMENTS    EXPENSE
          ---------             ---------   --------------   ---------   ---------   --------------   ---------
ING Solution Income Portfolio     0.89%            --          0.89%       0.82%            --          0.82%
ING Solution 2015 Portfolio       0.98%          0.01%         0.97%       0.93%          0.01%         0.92%
ING Solution 2025 Portfolio       1.07%          0.02%         1.05%       1.04%          0.02%         1.02%
ING Solution 2035 Portfolio       1.12%          0.02%         1.10%       1.12%          0.02%         1.10%
ING Solution 2045 Portfolio       1.14%          0.02%         1.12%       1.14%          0.02%         1.12%

These expense ratios are estimates based on the target allocations (as of September 30, 2005) among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based upon the expense ratio of, and the underlying allocation to, the Underlying Funds.

----------
(1) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

4. The table (including footnote (1)) and second paragraph of the section entitled "ADV Class Shares - Net Expense Ratios - (including Direct and Indirect Operating Expenses)" on page 12 of the Adviser Class and Service Class Prospectus are deleted and replaced with the following:

                                  WITHOUT THE INSURANCE COMPANY FIXED       WITH THE INSURANCE COMPANY FIXED
                                              CONTRACTS                               CONTRACTS (1)
                                --------------------------------------   --------------------------------------
                                  TOTAL                         NET        TOTAL                         NET
                                OPERATING     WAIVERS AND    OPERATING   OPERATING     WAIVERS AND    OPERATING
          PORTFOLIO              EXPENSES   REIMBURSEMENTS    EXPENSE     EXPENSES   REIMBURSEMENTS    EXPENSE
          ---------             ---------   --------------   ---------   ---------   --------------   ---------
ING Solution Income Portfolio     1.14%            --          1.14%       1.07%            --          1.07%
ING Solution 2015 Portfolio       1.23%          0.01%         1.22%       1.18%          0.01%         1.17%
ING Solution 2025 Portfolio       1.32%          0.02%         1.30%       1.29%          0.02%         1.27%
ING Solution 2035 Portfolio       1.37%          0.02%         1.35%       1.37%          0.02%         1.35%
ING Solution 2045 Portfolio       1.39%          0.02%         1.37%       1.39%          0.02%         1.37%

These expense ratios are estimates based on the target allocations (as of September 30, 2005) among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based upon the expense ratio of, and the underlying allocation to, the Underlying Funds.

----------
(1) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

5. The table (including footnote (1)) and second paragraph of the section entitled "Class T Shares - Net Expense Ratios - (including Direct and Indirect Operating Expenses)" on page 11 of the Class T Prospectus are deleted and replaced with the following:

                                  WITHOUT THE INSURANCE COMPANY FIXED       WITH THE INSURANCE COMPANY FIXED
                                              CONTRACTS                               CONTRACTS (1)
                                --------------------------------------   --------------------------------------
                                  TOTAL                         NET        TOTAL                         NET
                                OPERATING     WAIVERS AND    OPERATING   OPERATING     WAIVERS AND    OPERATING
          PORTFOLIO              EXPENSES   REIMBURSEMENTS    EXPENSE     EXPENSES   REIMBURSEMENTS    EXPENSE
          ---------             ---------   --------------   ---------   ---------   --------------   ---------
ING Solution Income Portfolio     1.39%          0.05%         1.34%       1.32%          0.05%         1.27%
ING Solution 2015 Portfolio       1.48%          0.06%         1.42%       1.43%          0.06%         1.37%
ING Solution 2025 Portfolio       1.57%          0.07%         1.50%       1.54%          0.07%         1.47%
ING Solution 2035 Portfolio       1.62%          0.07%         1.55%       1.62%          0.07%         1.55%
ING Solution 2045 Portfolio       1.64%          0.07%         1.57%       1.64%          0.07%         1.57%

These expense ratios are estimates based on the target allocations (as of September 30, 2005) among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based upon the expense ratio of, and the underlying allocation to, the Underlying Funds.

----------
(1) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

6. The table and footnote (2) in the section entitled "Example" on page 11 of the Initial Class Prospectus are deleted and replaced with the following:

                                  WITHOUT THE INSURANCE     WITH THE INSURANCE (2)
                                 COMPANY FIXED CONTRACTS   COMPANY FIXED CONTRACTS
                                 -----------------------   -----------------------
          PORTFOLIO                  1 YEAR   3 YEARS          1 YEAR   3 YEARS
          ---------                  ------   -------          ------   -------
ING Solution Income Portfolio          $65      $206             $58      $184
ING Solution 2015 Portfolio(1)          73       231              69       218
ING Solution 2025 Portfolio(1)          82       258              79       249
ING Solution 2035 Portfolio(1)          87       274              87       274
ING Solution 2045 Portfolio(1)          90       282              90       282

----------
(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

7. The tables and footnotes (2) in the section entitled "Example" on page 12 of the Adviser Class and Service Class Prospectus as they pertain to Service Class and Adviser Class, respectively, are deleted and replaced with the following:

                                  WITHOUT THE INSURANCE     WITH THE INSURANCE (2)
                                 COMPANY FIXED CONTRACTS   COMPANY FIXED CONTRACTS
                                 -----------------------   -----------------------
          PORTFOLIO                  1 YEAR   3 YEARS          1 YEAR   3 YEARS
          ---------                  ------   -------          ------   -------
ING Solution Income Portfolio         $ 91      $287            $ 84      $264
ING Solution 2015 Portfolio(1)          99       312              95       298
ING Solution 2025 Portfolio(1)         107       339             105       330
ING Solution 2035 Portfolio(1)         113       355             113       355
ING Solution 2045 Portfolio(1)         115       363             115       363

----------
(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

                                  WITHOUT THE INSURANCE     WITH THE INSURANCE (2)
                                 COMPANY FIXED CONTRACTS   COMPANY FIXED CONTRACTS
                                 -----------------------   -----------------------
          PORTFOLIO                  1 YEAR   3 YEARS          1 YEAR   3 YEARS
          ---------                  ------   -------          ------   -------
ING Solution Income Portfolio         $117      $368            $109      $345
ING Solution 2015 Portfolio(1)         125       393             120       379
ING Solution 2025 Portfolio(1)         133       420             130       411
ING Solution 2035 Portfolio(1)         138       436             138       436
ING Solution 2045 Portfolio(1)         141       444             141       444

----------
(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

8. The table and footnote (2) in the section entitled "Example (1)" on page 11 of the Class T Prospectus are deleted and replaced with the following:

                                  WITHOUT THE INSURANCE     WITH THE INSURANCE (2)
                                 COMPANY FIXED CONTRACTS   COMPANY FIXED CONTRACTS
                                 -----------------------   -----------------------
           PORTFOLIO                 1 YEAR   3 YEARS          1 YEAR   3 YEARS
           ---------                 ------   -------          ------   -------
ING Solution Income Portfolio         $137      $432            $130      $410
ING Solution 2015 Portfolio(1)         145       457             141       444
ING Solution 2025 Portfolio(1)         154       484             151       475
ING Solution 2035 Portfolio(1)         159       500             159       500
ING Solution 2045 Portfolio(1)         161       508             161       508

----------
(2) No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted.

9. The second paragraph of the section entitled "DESCRIPTION AND RISK OF INSURANCE COMPANY FIXED CONTRACTS" on page 23 of the Initial Class Prospectus, on page 24 of the Adviser Class and Service Class Prospectus and on page 23 of the Class T Prospectus is deleted and replaced with the following:

          The Solution Portfolios may invest in fixed contracts issued by the Adviser or other insurance companies affiliated with ING Groep, N.V., subject to approval of the Solution Portfolios' Board of Directors approving those investments. There can be no assurance that such approval will be granted. If approval is granted, it is expected that a Portfolio could acquire a fixed contract from ILIAC or an affiliate only if the guaranteed interest rate on the fixed contract is at least as favorable as the guaranteed rate on other fixed contracts with similar issue dates, similar service, similar withdrawal and transfer provision, as other fixed contracts issued by the same insurer, and only if the fixed contract is not subject to any sales load, surrender charge, or market value adjustment.

10. The section entitled "Investment Committee" on page 31 of the Initial Class Prospectus and on page 32 of the Adviser Class and Service Class Prospectus is amended to delete the reference to Marc Boisvert.

ING SOLUTION INCOME PORTFOLIO

The second paragraph (including the table and footnote that follow) under the section entitled "Principal Investment Strategies" on page 4 of the Initial Class Prospectus, Adviser Class and Service Class Prospectus and Class T Prospectus are hereby deleted in their entirety and replaced with the following:

     The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks -- Blend/Core   17%
U.S. Large-Capitalization Stocks -- Growth        0%
U.S. Large-Capitalization Stocks -- Value         0%
U.S. Mid-Capitalization Stocks                    0%
U.S. Small-Capitalization Stocks                  0%
Non-U.S./International Stocks                     3%
Real Estate Stocks                                0%
Intermediate-Term Bonds                          45%
High Yield Bonds                                 10%
Short-Term Bonds                                  0%*
Insurance Company Fixed Contracts                25%*

* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 25%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of the insurance company fixed contracts (see Description and Risk of Insurance Company Fixed Contracts).

ING SOLUTION 2015 PORTFOLIO

The second paragraph (including the table and footnote that follow) under the section entitled "Principal Investment Strategies" on page 5 of the Initial Class Prospectus and the Adviser Class and Service Class Prospectus are hereby deleted in their entirety and replaced with the following:

     The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks -- Blend/Core   12%
U.S. Large-Capitalization Stocks -- Growth       12%
U.S. Large-Capitalization Stocks -- Value         7%
U.S. Mid-Capitalization Stocks                    0%
U.S. Small-Capitalization Stocks                  0%
Non-U.S./International Stocks                     9%
Real Estate Stocks                                5%
Intermediate-Term Bonds                          30%
High Yield Bonds                                 10%
Short-Term Bonds                                  0%*
Insurance Company Fixed Contracts                15%*

* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 15%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of the insurance company fixed contracts (see Description and Risk of Insurance Company Fixed Contracts).

ING SOLUTION 2025 PORTFOLIO

The second paragraph (including the table and footnote that follow) under the section entitled "Principal Investment Strategies" on page 6 of the Initial Class Prospectus and the Adviser Class and Service Class Prospectus are hereby deleted in their entirety and replaced with the following:

     The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks -- Blend/Core   10%
U.S. Large-Capitalization Stocks -- Growth       17%
U.S. Large-Capitalization Stocks -- Value        12%
U.S. Mid-Capitalization Stocks                    3%
U.S. Small-Capitalization Stocks                  6%
Non-U.S./International Stocks                    12%
Real Estate Stocks                                5%
Intermediate-Term Bonds                          22%
High Yield Bonds                                  3%
Short-Term Bonds                                  0%*
Insurance Company Fixed Contracts                10%*

* No amounts will be allocated to insurance company fixed contracts until the Solution Portfolios' Board of Directors approves those investments. There can be no assurance that such approval will be granted. In the absence of that approval the approximate target allocation to short-term bonds would be 10%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of the insurance company fixed contracts (see Description and Risk of Insurance Company Fixed Contracts).

THIS PROSPECTUS SUPPLEMENT SUPERSEDES AND REPLACES THE PORTFOLIOS' PROSPECTUS SUPPLEMENT DATED MAY 6, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE